PBHG FUNDS
                                   PBHG CLASS

                   PROSPECTUS SUPPLEMENT DATED OCTOBER 8, 2001


This Supplement updates certain information contained in the PBHG Class Shares' Prospectus dated July 16, 2001. You should retain your Prospectus and all Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 1-800-433-0051.

The information on page 60 of the PBHG Class Shares' Prospectus under the heading "The Portfolio Managers" is updated as follows:

Effective July 18, 2001, Michael S. Sutton, the Portfolio Manager of the Large Cap Growth, Large Cap 20 and Select Equity Funds, has become the Chief Investment Officer of Pilgrim Baxter. Gary L. Pilgrim continues to serve as President of Pilgrim Baxter and of PBHG Funds, as well as Portfolio Manager of the Growth, New Opportunities and Core Growth Funds.

Effective October 8, 2001, Michael S. Sutton and Gregory P. Chodaczek are Co-Managers of the Select Equity Fund. Mr. Chodaczek joined Pilgrim Baxter in 1998 as a research analyst for Pilgrim Baxter's growth equity investment team, focusing on the research of large cap growth equities. Prior to joining Pilgrim Baxter, Mr. Chodaczek was a Senior Financial Analyst for Scientific Atlanta, Inc. in Atlanta, Georgia.

                                   PBHG FUNDS
                                  ADVISOR CLASS

                   PROSPECTUS SUPPLEMENT DATED OCTOBER 8, 2001


This Supplement updates certain information contained in the Advisor Class Shares' Prospectus dated July 16, 2001. You should retain your Prospectus and all Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 1-800-433-0051.

The information on page 56 of the Advisor Class Shares' Prospectus under the heading "The Portfolio Managers" is updated as follows:

Effective October 8, 2001, Michael S. Sutton and Gregory P. Chodaczek are Co-Managers of the Select Equity Fund. A discussion of Mr. Sutton's prior work experience begins on page 56 of the Advisor Class Prospectus. Mr. Chodaczek joined Pilgrim Baxter in 1998 as a research analyst for Pilgrim Baxter's growth equity investment team, focusing on the research of large cap growth equities. Prior to joining Pilgrim Baxter, Mr. Chodaczek was a Senior Financial Analyst for Scientific Atlanta, Inc. in Atlanta, Georgia.